Leases - Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
2020	$ 708,823	$ 2,174,095	$ 1,620,600
2021	2,800,484	1,936,533	1,645,922
2022	1,943,823	1,191,604	1,536,612
2023	1,731,167	913,732	1,135,577
2024	1,447,418	696,194	883,851
2025	920,928	148,330	665,416
2026			137,919
Total Payments for Operating Leases	11,479,741	7,060,488	7,625,897
Less: Interest	2,912,300	1,251,965	1,599,266
Present Value of Operating Lease Liabilities	$ 8,567,441	$ 5,808,523	$ 6,026,630